Share-based payment - Narrative (Details) $ in Thousands			12 Months Ended
	May 06, 2024 USD ($) shares	Mar. 24, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			15,589,426	1,909,045
Vested (in shares)			144,249	174,075	501,451
Share-based compensation | $			$ 9,841	$ 4,867	$ 4,958
Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)				125,000	375,000
Share-based compensation | $				$ 359
Free Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period			1 year
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	10,004,424		11,359,298	530,424
Weighted average fair value at measurement date, other equity instruments granted | $	$ 8,108
Vested (in shares)	900,960		144,249	169,853
Cancelled (in shares)			341,358	33,340
Weighted average fair value at measurement date other equity instruments vested fair value | $	$ 730
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			876,835	0	334,990
Vested (in shares)			0	4,222	330,768
Free Share Units | Free Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted | $					$ 1,715
Weighted average fair value at measurement date other equity instruments vested fair value | $				$ 22
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement (in shares)		250,000,000	250,000,000
Expense from equity-settled share-based payment transactions | $			$ 5,308
Equity-Settled Share-Based Payment Arrangement | Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments vested | $					$ 4,946
Number of share options granted in share-based payment arrangement (in shares)					500,000
Restricted Stock Award (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			876,835
Weighted average fair value at measurement date, other equity instruments granted | $			$ 1,990
Vested (in shares)			9,187
Weighted average fair value at measurement date other equity instruments vested fair value | $			$ 21
Executives and Key Management | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value creation, target percentage			0.25
Cash flow, target percentage			0.25
ESG target percentage			0.20
Operational target percentage			0.30
Executives and Key Management | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			517,220
Weighted average fair value at measurement date, other equity instruments granted | $			$ 3,476
Vested (in shares)			144,249	169,853
Weighted average fair value at measurement date, other equity instruments vested | $			$ 969	$ 1,141
Cancelled (in shares)			8,656	23,780,000
Weighted average fair value at measurement date, other equity instruments cancelled | $			$ 58	$ 160
Share-based Payment Arrangement, Tranche One | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested			0.33
Share-based Payment Arrangement, Tranche Two | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested			0.33
Share-based Payment Arrangement, Tranche Three | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested			0.34